Leases (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 102,656
2020	32,280	$ 45,651
2021	19,695
2022
2023
thereafter
Total minimum lease payments	154,631
Less: effect of discounting	7,241
Present Value of future minimum lease payments	147,390
Less: current obligations under leases	97,445
Long-term lease obligations	$ 49,945